Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment on Form 20-F/A (the "Amendment") amends the Annual Report on Form 20-F of XORTX Therapeutics Inc. ("XORTX" or the "Company") for the year ended December 31, 2021, as filed with the Securities and Exchange Commission on May 3, 2022 (the "Original Form 20-F"). This Amendment is being filed solely for the purpose of including disclosure that the Company inadvertently omitted from Item 5 of the Original Form 20-F relating to Use of Proceeds of the US IPO Financing (as defined in Item 5), a breakdown of R&D expenditures, a comparative analysis of the 12 months ended December 31, 2021, and disclosure of related party names. This Amendment does not reflect events occurring after the filing of the Original Form 20-F and does not modify or update the disclosure therein in any way other than as required to reflect the amendments described herein and reflected below. No other changes have been made to the Original Form 20-F. The filing of this Amendment should not be understood to mean that any statements contained herein are true or complete as of any date subsequent to the date of the original filing of the Original Annual Report. Accordingly, this Amendment should be read in conjunction with our filings made with the Securities and Exchange Commission subsequent to the filing of the Original Form 20-F.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-40858
Entity Registrant Name	XORTX Therapeutics Inc.
Entity Central Index Key	0001729214
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	3710 – 33rd Street
Entity Address, Address Line Two	NW Calgary
Entity Address, City or Town	Alberta
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2L 2M1
Title of 12(b) Security	Common Shares
Trading Symbol	XRTX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Bankruptcy Proceedings, Reporting Current	false
Entity Common Stock, Shares Outstanding	12,989,678
Auditor Name	Smythe LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	995
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3710 – 33rd Street
Entity Address, Address Line Two	NW Calgary
Entity Address, City or Town	Alberta
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2L 2M1
City Area Code	403
Local Phone Number	455-7727
Contact Personnel Name	Amar Keshri
Contact Personnel Email Address	akeshri@xortx.com